Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	Index Funds
Central Index Key	dei_EntityCentralIndexKey	0001345125
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 19, 2018
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
S&P 500® Equal Weight
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index Funds S&P 500® Equal Weight
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Index Funds S&P 500® Equal Weight (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® Equal Weight Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waiver/Expense Reimbursement and total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect the expense limit currently in place.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of 500 U.S. companies chosen for market size, liquidity and industry grouping, among other factors. In some instances, one or more of the 500 companies may have more than one share class included in the Index. Overall Fund positions will be typically assessed and if necessary rebalanced quarterly and other intervals as the Adviser deems appropriate, bearing in mind that the Index is also typically rebalanced quarterly, in order to seek to achieve the Fund’s investment objective.

An equal-weight index (such as the Index) differs from a market-cap index (such as the S&P 500 Index) in that an equal weight index will typically contain all of the 500 companies in the index approximately equally, while the weight of each company’s stock in a market-cap index is typically proportionate to the company’s market capitalization. As a result, companies with the largest market capitalizations will tend to have the highest weights within a market-cap index. In contrast, every company within an equal weight index should have approximately the same weight, regardless of the relative market capitalizations of the companies. Due to this difference in how the two types of indices are constructed, an equal-weight index may have different degrees of industry sector exposures than the corresponding market-cap index. In addition, companies with smaller market capitalizations may have a greater positive or negative impact on the overall performance within an equal-weight index relative to the same company within a market-cap index containing the same companies.

As of May 31, 2017, the minimum threshold for adding companies to the Index was a market capitalization of $6.1 billion or higher, and the average market capitalization of the 500 companies was $43.1 billion. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its net assets and borrowings for investment purposes in securities of issuers included in the Index. Under normal circumstances, the Adviser expects the Fund to invest the remaining portion of its portfolio, which may be up to 20% of the Fund’s net assets and borrowings, in: (i) securities that have economic characteristics similar to securities of the companies within the Index, or are intended to track the performance of the Index as a whole (which may include securities of other investment companies, such as exchange-traded funds), or (ii) cash, cash equivalents and U.S. Government securities. In certain situations where, for example, the Fund’s access to certain issuers is, in the Adviser’s view, limited, the Fund may not hold securities of all of the companies within the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund’s investments in securities of other investment companies, such as certain exchange-traded funds, are subject to certain risks, described in greater detail below.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Management Risk – The investment techniques and risk analysis used by the Fund’s Adviser may not produce the intended results and could adversely impact the performance of the Fund.

• Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sales of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, and portfolio turnover may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

• Passive Investment Strategy Risk – The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the Index may be affected by changes in the securities markets, changes in the composition of the Index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

• Equity Risk The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

• Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

• Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of the S&P 500® Equal Weight Total Return. A fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.Index.World or by calling 1-844-464-6339.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of the S&P 500® Equal Weight Total Return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-464-6339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Index.World
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31(1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1) As of March 31, 2017, the year-to-date return for the Fund was 5.41%.

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 4.39% (quarter ended September 30, 2016) and the lowest total return for a quarter was 2.54% (quarter ended June 30, 2016).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.54%
Performance Table Heading	rr_PerformanceTableHeading	Index Funds S&P 500® Equal Weight Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Equal Weight Total Return Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of the same 500 companies as the S&P 500, but applies an equal weight to those companies, which results in sector exposures that differ from those of the S&P 500. A direct investment in an index is not possible.

S&P 500® Equal Weight | No Load Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Annual Account Maintenance Fee for Accounts under $25,000	rr_ShareholderFeeOther	$ 20
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.83%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.58%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
One Year	rr_ExpenseExampleYear01	$ 26
Three Years	rr_ExpenseExampleYear03	1,431
Five Years	rr_ExpenseExampleYear05	2,787
Ten Years	rr_ExpenseExampleYear10	$ 5,972
Annual Return 2016	rr_AnnualReturn2016	14.41%
1 Year	rr_AverageAnnualReturnYear01	14.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
S&P 500® Equal Weight | After Taxes on Distributions | No Load Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
S&P 500® Equal Weight | After Taxes on Distributions and Sale of Fund Shares | No Load Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
S&P 500® Equal Weight | Index - S&P 500® Equal Weight (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015

[1]	Fee Waiver/Expense Reimbursement and total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect the expense limit currently in place.
[2]	The Index Group, Inc. (the "Adviser," formerly known as The Willis Group, Inc. and Index Asset Management, Inc.) has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund's average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2018. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund's Board of Trustees.
[3]	The Fund's commencement of operations was May 1, 2015.